Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$43,906,523.43	0.2906177	$31,863,489.54	0.2109047	$12,043,033.89
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$117,056,523.43	0.0774578	$105,013,489.54	0.0694888	$12,043,033.89

Weighted Avg. Coupon (WAC)	4.60%		4.62%
Weighted Avg. Remaining Maturity (WARM)	19.53		18.74
Pool Receivables Balance	$149,067,535.20		$136,919,835.01
Remaining Number of Receivables	25,362		24,080

Adjusted Pool Balance	$148,183,720.24		$136,140,686.35

III. COLLECTIONS

Principal:
Principal Collections	$11,880,568.21
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$276,965.13
Total Principal Collections	$12,157,533.34

Interest:
Interest Collections	$574,095.91
Late Fees & Other Charges	$46,257.37
Interest on Repurchase Principal	$-
Total Interest Collections	$620,353.28

Collection Account Interest	$3,118.00
Reserve Account Interest	$2,127.75
Servicer Advances	$-

Total Collections	$12,783,132.37

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$12,783,132.37
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$20,564,931.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$124,222.95	$-	$124,222.95	$124,222.95
Collection Account Interest					$3,118.00
Late Fees & Other Charges					$46,257.37
Total due to Servicer					$173,598.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$26,709.80		$26,709.80

Total Class A interest:		$26,709.80		$26,709.80	$26,709.80

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$12,504,900.41

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$12,043,033.89

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,043,033.89
Class A Notes Total:		$12,043,033.89		$12,043,033.89
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$12,043,033.89		$12,043,033.89

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					461,866.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$883,814.96
Beginning Period Amount	$883,814.96
Current Period Amortization	$104,666.30
Ending Period Required Amount	$779,148.66
Ending Period Amount	$779,148.66
Next Distribution Date Amount	$683,120.70

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		21.01%	22.86%	22.86%

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.38%	23,448	96.10%	$131,580,433.40
30 - 60 Days	2.14%	515	3.15%	$4,312,781.27
61 - 90 Days	0.42%	102	0.65%	$887,320.12
91-120 Days	0.06%	15	0.10%	$139,300.22
121 + Days	0.00%	0	0.00%	$-
Total		24,080		$136,919,835.01

Delinquent Receivables 30+ Days Past Due
Current Period	2.62%	632	3.90%	$5,339,401.61
1st Preceding Collection Period	2.38%	604	3.54%	$5,271,218.46
2nd Preceding Collection Period	2.13%	570	3.20%	$5,185,759.59
3rd Preceding Collection Period	2.04%	568	3.03%	$5,322,915.94
Four-Month Average	2.29%		3.42%

Repossession in Current Period		23		$219,436.10
Repossession Inventory		42		$159,035.42

Current Charge-Offs
Gross Principal of Charge-Offs				$267,131.98
Recoveries				$(276,965.13)
Net Loss				$(9,833.15)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.08%

Average Pool Balance for Current Period				$142,993,685.11

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.08%
1st Preceding Collection Period				0.42%
2nd Preceding Collection Period				-0.29%
3rd Preceding Collection Period				-0.40%
Four-Month Average				-0.09%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		35	2,530	$36,556,270.46
Recoveries		32	2,352	$(23,923,751.95)
Net Loss				$12,632,518.51
Cumulative Net Loss as a % of Initial Pool Balance				0.80%

Net Loss for Receivables that have experienced a Net Loss *		26	2,084	$12,791,486.95
Average Net Loss for Receivables that have experienced a Net Loss				$6,137.95

Principal Balance of Extensions				$798,999.42
Number of Extensions				90

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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